PRIVATE PLACEMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
AltC Acquisition Corp.
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 1,450,000 Private Placement Shares, at a price of $10.00 per Private Placement Share, for an aggregate purchase price of $14,500,000, in a private placement. The proceeds from the Private Placement Shares were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Window, the proceeds from the sale of the Private Placement Shares will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law).

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 1,450,000 Private Placement Shares, at a price of $10.00 per Private Placement Share, for an aggregate purchase price of $14,500,000, in a private placement. The proceeds from the Private Placement Shares were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Window, the proceeds from the sale of the Private Placement Shares will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law).